Goodwill and Intangible Assets - Schedule of Changes in Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 3,847.5	$ 3,214.9
Additions	2,232.9	734.1
Disposals	(1.9)	(0.1)
Amortization and impairment	(159.5)	(111.2)
Foreign exchange effect and other	153.5	9.8
Intangible assets and goodwill, ending balance	6,072.5	3,847.5
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	4,253.7
Intangible assets and goodwill, ending balance	6,625.5	4,253.7
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(384.5)
Intangible assets and goodwill, ending balance	(530.4)	(384.5)
Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(21.7)
Intangible assets and goodwill, ending balance	(22.6)	(21.7)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,633.7	1,428.2
Additions	1,212.3	216.0
Disposals	(1.7)	0.0
Impairment	(0.1)	(7.0)
Foreign exchange effect and other	60.5	(3.5)
Intangible assets and goodwill, ending balance	2,904.7	1,633.7
Goodwill | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,640.7
Intangible assets and goodwill, ending balance	2,911.8	1,640.7
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.0
Intangible assets and goodwill, ending balance	0.0	0.0
Goodwill | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(7.0)
Intangible assets and goodwill, ending balance	(7.1)	(7.0)
Lloyd's participation rights
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	420.5	420.5
Additions	87.4	0.0
Disposals	0.0	0.0
Impairment	0.0	0.0
Foreign exchange effect and other	0.0	0.0
Intangible assets and goodwill, ending balance	507.9	420.5
Lloyd's participation rights | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	420.5
Intangible assets and goodwill, ending balance	507.9	420.5
Lloyd's participation rights | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.0
Intangible assets and goodwill, ending balance	0.0	0.0
Lloyd's participation rights | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.0
Intangible assets and goodwill, ending balance	0.0	0.0
Customer and broker relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	431.8	385.6
Additions	672.8	73.8
Disposals	0.0	0.0
Amortization	(67.9)	(35.3)
Foreign exchange effect and other	11.1	7.7
Intangible assets and goodwill, ending balance	1,047.8	431.8
Customer and broker relationships | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	578.6
Intangible assets and goodwill, ending balance	1,266.7	578.6
Customer and broker relationships | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(146.8)
Intangible assets and goodwill, ending balance	(218.9)	(146.8)
Customer and broker relationships | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.0
Intangible assets and goodwill, ending balance	0.0	0.0
Brand names
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,014.4	723.3
Additions	87.5	280.9
Disposals	0.0	0.0
Impairment	0.0	0.0
Foreign exchange effect and other	69.5	10.2
Intangible assets and goodwill, ending balance	1,171.4	1,014.4
Brand names | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,014.4
Intangible assets and goodwill, ending balance	1,171.4	1,014.4
Brand names | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.0
Intangible assets and goodwill, ending balance	0.0	0.0
Brand names | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.0
Intangible assets and goodwill, ending balance	0.0	0.0
Computer software and other
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	347.1	257.3
Additions	172.9	163.4
Disposals	(0.2)	(0.1)
Amortization	(91.5)	(68.9)
Foreign exchange effect and other	12.4	(4.6)
Intangible assets and goodwill, ending balance	440.7	347.1
Computer software and other | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	599.5
Intangible assets and goodwill, ending balance	767.7	599.5
Computer software and other | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(237.7)
Intangible assets and goodwill, ending balance	(311.5)	(237.7)
Computer software and other | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(14.7)
Intangible assets and goodwill, ending balance	$ (15.5)	$ (14.7)